Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	December 31,	December 31,
	2022	2023

	(in thousands)

Cash, demand deposits and checking accounts	$217,181	182,049
Time deposits with less than three months maturity date	4,400	9,700
	$221,581	191,749